Retirement Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined benefit plan, cost recognized	$ 54,200,000	$ 53,200,000	$ 47,000,000
Other postretirement benefits payable	20,500,000	20,000,000
Prescription drug benefit subsidy, percentage	28.00%
Prescription drug subsidy, minimum claim	325
Prescription drug subsidy, maximum claim	6,600
Cash investments in time deposits	7,200,000	2,800,000
Retirement Plans [Member]
Estimated amounts of contributions expected to be paid to the plans in next fiscal year	15,900,000
Medical Plans [Member]
Estimated amounts of contributions expected to be paid to the plans in next fiscal year	$ 2,300,000